Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	828,600.00
Total Offset Amount	10,188.85
Net Fee	818,411.15
Narrative - Max Aggregate Offering Price	$ 6,000,000,000.00
Final Prospectus	true